Mercedes-Benz Auto Receivables
T
rust 2022-1

Amounts in USD
Investor Report
Collection Period Ended
31-Jan-2025
Dates
31-Jan-2025
Actual/360 Days
34
30/360 Days
30
18-Feb-2025
15-Feb-2025
Collection Period No.
27
Collection Period (from... to)
Determination Date
Record Date
Distribution Date
Interest Period of the Clas
s
A-1 Notes (from... to)
Interest Period of the Clas
s
A-2, A-3 an
d
A-4 Notes (from... to)
1-Jan-2025
13-Feb-2025
14-Feb-2025
18-Feb-2025
15-Jan-2025
15-Jan-2025
Summary
Beginning
Balance
0.00
0.00
422,814,913.17
124,000,000.00
Principal
Payment
0.00
0.00
33,481,412.96
0.00
Ending
Balance
0.00
0.00
389,333,500.21
124,000,000.00
Clas
s
A-1
Notes
Clas
s
A-2
Notes
Clas
s
A-3
Notes
Clas
s
A-4 Notes
Principal per $1000
Fac
e
Amount
0.000000
0.000000
50.961055
0.000000
Initial
Balance
393,170,000.00
693,000,000.00
657,000,000.00
124,000,000.00
Note
Factor
0.000000
0.000000
0.592593
1.000000
546,814,913.17
513,333,500.21
33,481,412.96
T
otal Note Balance
1,867,170,000.00
Overcollateralization
Adjusted Pool Balance
Y
ield Supplement Overcollateralizatio
n
Amount
Pool Balance
47,876,034.84
594,690,948.01
62,715,733.57
657,406,681.58
47,876,034.84
561,209,535.05
58,836,356.75
620,045,891.80
47,871,393.47
1,915,041,393.47
221,029,289.69
2,136,070,683.16
Initial
Overcollateralizatio
n
Amount
T
arget
Overcollateralizatio
n
Amount
Current Overcollateralizatio
n
Amount
Amount
Percentage
2.50%
2.50%
2.50%
47,871,393.47
47,876,034.84
47,876,034.84
Clas
s
A-1
Notes
Clas
s
A-2
Notes
Clas
s
A-3
Notes
Clas
s
A-4 Notes
Interest
Rate
0.000000%
5.260000%
5.210000%
5.250000%
Interest
Payment
0.00
0.00
1,835,721.41
542,500.00
Interest per
$1000 Fac
e
Amount
0.000000
0.000000
2.794097
4.375000
Interest & Principal
Payment
0.00
0.00
35,317,134.37
542,500.00
Interest & Principal Payment
per $1000 Fac
e
Amount
0.000000
0.000000
53.755151
4.375000
$35,859,634.37
T
otal
$2,378,221.41

Mercedes-Benz Auto Receivables
T
rust 2022-1

Amounts in USD
Investor Report
Collection Period Ended
31-Jan-2025
A
vailable Collections
Reserve Fund Dra
w
Amount
A
vailable Funds
Purchas
e
Amounts
Advances made by the Servicer
Investment Earnings
Principal Collections
Interest Collections
Net Liquidation Proceeds
Recoveries
40,100,296.31
0.00
40,100,296.31
35,774,959.38
2,607,391.90
574,238.81
955,029.79
46,990.89
0.00
141,685.54
(1)
T
otal Servicing Fee
Nonrecoverabl
e
Advances to the Servicer
(2)
T
otal Trustee Fees and an
y
Asset Representations Reviewer
fees (max. $250,000 p.a.)
547,838.90
0.00
0.00
2,378,221.41
0.00
0.00
33,481,412.96
0.00
0.00
(3) Interest Distributabl
e
Amount Clas
s
A Notes
(4) Priority Principal Distributabl
e
Amount
(5)
T
o Reserve Fund to reach the Reserve Fund Require
d
Amount
(6) Regular Principal Distributabl
e
Amount
(7) Additional Servicing Fee and Transition Costs
(8)
T
otal Trustee Fees and an
y
Asset Representations Reviewer
fees [not previously paid under (2)]
(9) Excess Collections to Certificateholders
T
otal Distribution
40,100,296.31
3,692,823.04
Distributions
A
vailable Funds
Distribution Detail
Paid
Shortfall
Due
T
otal Servicing Fee
T
otal Trustee Fee
547,838.90
0.00
0.00
0.00
547,838.90
0.00
Monthly Interest Distributabl
e
Amount
thereof on Clas
s
A-1 Notes
thereof on Clas
s
A-2 Notes
thereof on Clas
s
A-3 Notes
thereof on Clas
s
A-4 Notes
2,378,221.41
0.00
0.00
1,835,721.41
542,500.00
0.00
0.00
0.00
0.00
0.00
2,378,221.41
0.00
0.00
1,835,721.41
542,500.00
Interest Carryover Shortfal
l
Amount
thereof on Clas
s
A-1
Notes
thereof on Clas
s
A-2
Notes
thereof on Clas
s
A-3
Notes
thereof on Clas
s
A-4
Notes
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
2,378,221.41
2,378,221.41
0.00
Interest Distributabl
e
Amount Clas
s
A
Notes
Priority Principal Distributabl
e
Amount
Regular Principal Distributabl
e
Amount
0.00
33,481,412.96
0.00
0.00
0.00
33,481,412.96
Aggregate Principal Distributabl
e
Amount
33,481,412.96
33,481,412.96
0.00

Mercedes-Benz Auto Receivables
T
rust 2022-1

Amounts in USD
Investor Report
Collection Period Ended
31-Jan-2025
Reserve Fund and Investment Earnings
Investment Earnings
Reserve Fund
Reserve Fun
d
Amount - Beginning Balance
Reserve Fund Deficiency
Reserve Fun
d
Amount - Ending Balance
4,787,603.48
0.00
4,787,603.48
Reserve Fund Require
d
Amount
plus/minus change to meet Reserve Fund Require
d
Amount
plus Net Investment Earnings for the Collection Period
minus Net Investment Earnings
minus Reserve Fund Dra
w
Amount
Investment Earnings for the Collection Period
Net Investment Earnings on the Reserve Fund
Net Investment Earnings on the Collectio
n
Account
16,250.24
125,435.30
141,685.54
4,787,603.48
0.00
16,250.24
16,250.24
0.00
Notice to Investors

Mercedes-Benz Auto Receivables
T
rust 2022-1

Amounts in USD
Investor Report
Collection Period Ended
31-Jan-2025
Pool Statistics
Pool Data
4.65%
30.13
39.83
Cutoff Date Pool Balance
Amount
2,136,070,683.16
Pool Balance beginning of Collection Period
657,406,681.58
Principal Collections
Principal Collections attributable to Full Pay-offs
Principal Purchas
e
Amounts
Principal Gross Losses
Pool Balance end of Collection Period
W
eighte
d
A
verag
e
APR
620,045,891.80
28,928
29,867
W
eighte
d
A
verage Number of Remaining Payments
W
eighte
d
A
verage Seasoning (months)
As of Cutoff Date
Current
Number of Receivables
55,476
23,398,260.38
12,376,699.00
46,477.26
1,539,353.14
Pool Factor
29.03%
4.40%
53.57
13.45

Mercedes-Benz Auto Receivables
T
rust 2022-1

Amounts in USD
Investor Report
Collection Period Ended
31-Jan-2025
Delinquency Profile
(1) A receivable is not considered delinquent if the amount past due is less than
10% of the payment due under such receivable
28,928
31-60
Days
Delinquent
61-90
Days
Delinquent
91-120 Days Delinquent
T
otal
Current
97.75%
1.49%
0.55%
0.21%
100.00%
606,123,501.34
9,214,076.49
3,400,898.65
1,307,415.32
620,045,891.80
28,534
269
92
33
Delinquency Profile
(1)
Amount
Number of Receivables
Percentage
Delinquency
T
rigger
3.550%
60+ Delinquency Loans to EO
P
Aggregate Securitization
V
alue
0.759%
Delinquency Trigger occurred
No
Loss Statistics
A
verage Net Loss / (Gain)
13,799.85
Cumulative Principal Net Loss / (Gain) as % of Cutoff Date Pool Balance
Four Mont
h
A
verage
0.551%
Principal Net Loss / (Gain) as % of
A
verage Pool Balance (annualized):
26,633,708.07
53,500.52
Principal Net Loss / (Gain)
Principal Net Liquidation Proceeds
Principal Recoveries
Principal Gross Losses
69
1,930
Losses
(1)
Amount
1,539,353.14
570,525.16
915,327.46
Number of Receivables
Number of Receivables
Amount
68,704,255.34
22,786,441.71
19,284,105.56
Current
Cumulative
1.247%
(1) Losses include accounts that have been charged off with a balance remaining of less than
$50.
These accounts are excluded in the Number of Receivables count as they are not considered a charge-off
on a defaulted loan
.
Current Collection Period
0.101%
Prior Collection Period
0.334 % Second Prior
Collection
Period
1.199
%
Third
Prior
Collection
Period
0.570%